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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12-31-2005
                                               ----------

Check here if Amendment: |X|; Amendment Number: ____

This Amendment (Check only one): |X| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Oracle Partners
Address:       200 Greenwich Avenue
               Greenwich, CT 06830


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Vincent Padula
Title:         Client Service Representative
Phone:         212-713-9179


Signature, Place, and Date of Signing:

  Vincent Padula                 New York, NY                   03/09/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]


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                                    FORM 13F
REPORTING MANAGER: UBS SECURITIES LLC                                    PAGE 1
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                                           VALUATION CURRENCY: USD

    ITEM 1                    ITEM 2     ITEM 3         ITEM 4        ITEM 5      ITEM 6          ITEM 7       ITEM 8
    ------                    ------     -------       -------      ---------  ------------------ ------  -----------------
NAME OF ISSUER                TITLE       CUSIP          FAIR       SHARES OF  INVEST. DISC.      MANA-  VOTING AUTHORITY
                                OF       NUMBER         MARKET      PRINCIPAL        SHARED       GERS
                              CLASS                     VALUE         AMOUNT   SOLE  SHARED OTHER       SOLE SHARED OTHER
-----------------------------------------------------------------------------------------------------------------------------------
ACCESS PHARMACEUTICALS INC    COMMON   00431M209       877,718.92   1,687,921   N       X           ORAC           1,687,921
ACURA PHARM INC               OTC EQ   00509L109     5,402,602.24  19,295,008   N       X           ORAC          19,295,008
ADVANCED MEDICAL OPTICS IN    COMMON   00763M108     9,505,320.00     227,400   N       X           ORAC             227,400
ANIMAS CORPORATION            OTC EQ   03525Y105    12,932,325.00     535,500   N       X           ORAC             535,500
APRIA HEALTHCARE GROUP INC    COMMON   37933108      7,119,683.00     295,300   N       X           ORAC             295,300
BIOGEN IDEC INC               COMMON   09062X103    37,776,651.20     834,290   N       X           ORAC             834,290
BOSTON SCIENTIFIC CORP        COMMON   101137107    11,561,729.00     472,100   N       X           ORAC             472,100
CARDIOME PHARMA CORP NEW      OTC EQ   14159U202     5,505,398.90     545,089   N       X           ORAC             545,089
CERNER CORP                   OTC EQ   156782104     8,354,629.00      91,900   N       X           ORAC              91,900
CRUCELL NV                    OTC EQ   228769105    11,373,747.20     444,287   N       X           ORAC             444,287
CUBIST PHARMACEUTICALS INC    OTC EQ   229678107    28,374,154.92   1,335,883   N       X           ORAC           1,335,883
CYBERONICS INC                OTC EQ   23251P102     9,972,366.60     308,742   N       X           ORAC             308,742
DIGENE CORP                   OTC EQ   253752109     2,088,572.00      71,600   N       X           ORAC              71,600
DRUGSTORE.COM INC             OTC EQ   262241102     2,314,715.85     812,181   N       X           ORAC             812,181
ECLIPSE CORP                  OTC EQ   278856109     5,906,160.00     312,000   N       X           ORAC             312,000
ELAN CORP PLC-ADR             COMMON   284131208   165,375,399.80  11,871,888   N       X           ORAC          11,871,888
EMDEON CORPORATION            OTC EQ   290849108    42,412,729.50   5,013,325   N       X           ORAC           5,013,325
GILEAD SCIENCES INC           OTC EQ   375558103    11,334,092.00     215,600   N       X           ORAC             215,600
GTX INC DEL                   OTC EQ   40052B108    18,228,672.00   2,411,200   N       X           ORAC           2,411,200
HEALTH NET INC                COMMON   42222G108     7,088,125.00     137,500   N       X           ORAC             137,500
HOSPIRA INC                   COMMON   441060100    19,289,502.00     450,900   N       X           ORAC             450,900
ICOS CORP                     OTC EQ   449295104    86,691,888.00   3,137,600   N       X           ORAC           3,137,600
IMCLONE SYSTEMS INC           OTC EQ   45245W109       285,562.00       8,340   N       X           ORAC               8,340
ISHARES NASDAQ BIOTECH        COMMON   464287556    75,000,040.00     971,000   N       X           ORAC             971,000
LIGAND PHARMACEUTICALS INC    OTC EQ   53220K207     4,230,310.00     379,400   N       X           ORAC             379,400
MANNKIND CORP                 OTC EQ   56400P201     3,882,786.00     344,830   N       X           ORAC             344,830
MEDIMMUNE INC                 OTC EQ   584699102    46,191,450.04   1,319,002   N       X           ORAC           1,319,002
MEDIWARE INFORMATION SYSTE    OTC EQ   584946107    12,753,574.68   1,059,267   N       X           ORAC           1,059,267
MEDTRONIC INC                 COMMON   585055106    47,121,045.00     818,500   N       X           ORAC             818,500
NOVARTIS AG-SPONSORED ADR     COMMON   66987V109    12,101,888.00     230,600   N       X           ORAC             230,600
OMNICARE INC                  COMMON   681904108    15,060,304.00     263,200   N       X           ORAC             263,200
PFIZER INC                    COMMON   717081103     5,356,604.00     229,700   N       X           ORAC             229,700
QUIDEL CORP                   OTC EQ   74838J101    32,065,607.00   2,980,075   N       X           ORAC           2,980,075
REWARDS NETWORK INC           COMMON   761557107       160,000.00      25,000   N       X           ORAC              25,000
SEPRACOR INC                  OTC EQ   817315104    27,311,880.00     529,300   N       X           ORAC             529,300
UNITED THERAPEUTICS CORP D    OTC EQ   91307C102    22,977,146.88     332,424   N       X           ORAC             332,424
VCA ANTECH INC                OTC EQ   918194101    15,047,520.00     533,600   N       X           ORAC             533,600
VENTANA MEDICAL SYSTEM INC    OTC EQ   92276H106    99,508,058.65   2,349,659   N       X           ORAC           2,349,659
VERTEX PHARMACEUTICALS INC    OTC EQ   92532F100    14,718,143.39     531,917   N       X           ORAC             531,917
WEBMD HEALTH CORP             OTC EQ   94770V102    11,071,390.75     381,115   N       X           ORAC             381,115
WELLPOINT INC                 COMMON   94973V107    13,907,397.00     174,300   N       X           ORAC             174,300
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